Information about Allowance for Credit Losses (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Consumer Loan USD ($)		Mar. 31, 2012 Consumer Loan JPY (¥)		Mar. 31, 2011 Consumer Loan JPY (¥)	Mar. 31, 2012 Non-recourse Loans USD ($)		Mar. 31, 2012 Non-recourse Loans JPY (¥)		Mar. 31, 2011 Non-recourse Loans JPY (¥)	Mar. 31, 2012 Other loans USD ($)		Mar. 31, 2012 Other loans JPY (¥)		Mar. 31, 2011 Other loans JPY (¥)	Mar. 31, 2012 Purchased loans USD ($)		Mar. 31, 2012 Purchased loans JPY (¥)		Mar. 31, 2011 Purchased loans JPY (¥)		Mar. 31, 2012 Direct Financing Leases USD ($)		Mar. 31, 2012 Direct Financing Leases JPY (¥)		Mar. 31, 2011 Direct Financing Leases JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 1,875		¥ 154,150			$ 207		¥ 17,096			$ 334		¥ 27,426			$ 864		¥ 70,972			$ 212	[1]	¥ 17,455	[1]			$ 258		¥ 21,201
Provision charged to income	234		19,215			12		947			79		6,509			73		6,003			39	[1]	3,188	[1]			31		2,568
Charge-offs	(470)		(38,610)			(24)		(1,943)			(123)		(10,083)			(230)		(18,928)			(10)	[1]	(793)	[1]			(83)		(6,863)
Recoveries	29		2,351			1		43			0		16			27		2,212			0	[1]	0	[1]			1		80
Other	(6)	[2]	(518)	[2]		0	[2]	(3)	[2]		(4)	[2]	(363)	[2]		0	[2]	7	[2]		0	[1],[2]	(25)	[1],[2]			(2)	[2]	(134)	[2]
Ending Balance	1,662		136,588			196		16,140			286		23,505			734		60,266			241	[1]	19,825	[1]			205		16,852
Allowance for Credit Losses, Individually Evaluated for Impairment	1,112		91,407		97,323	36		3,002		3,016	251		20,657		23,123	607		49,853		55,170	218	[1]	17,895	[1]	16,014	[1]	0		0		0
Allowance for Credit Losses, Not Individually Evaluated for Impairment	550		45,181		56,827	160		13,138		14,080	35		2,848		4,303	127		10,413		15,802	23	[1]	1,930	[1]	1,441	[1]	205		16,852		21,201
Financing receivables, Ending Balance	44,417		3,650,639		3,800,299	10,725		881,483		840,419	9,435		775,465		952,573	12,109		995,246		1,065,119	1,187	[1]	97,559	[1]	111,335	[1]	10,961		900,886		830,853
Financing receivables, Individually Evaluated for Impairment	3,574		293,774		312,031	110		9,021		8,312	1,009		82,957		73,029	2,030		166,889		194,005	425	[1]	34,907	[1]	36,685	[1]	0		0		0
Financing receivables, Not Individually Evaluated for Impairment	$ 40,843		¥ 3,356,865		¥ 3,488,268	$ 10,615		¥ 872,462		¥ 832,107	$ 8,426		¥ 692,508		¥ 879,544	$ 10,079		¥ 828,357		¥ 871,114	$ 762	[1]	¥ 62,652	[1]	¥ 74,650	[1]	$ 10,961		¥ 900,886		¥ 830,853

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").
[2]	Other includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of subsidiaries.